Form N-CSR Cover	6 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	This amendment is being filed to correct the presentation of share activity in the beneficial share ownership table. In the original filing, redemption shares were inadvertently reported as positive amounts. Except as set forth above and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b), this amendment does not amend, update or change any other information or disclosures contained in the original filing.
Registrant Name	COLORADO BONDSHARES A TAX EXEMPT FUND
Entity Central Index Key	0000810744
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026